Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s deferred tax liability, net of allowance, consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Deferred tax asset (liability)
Net operating loss carryforward	$15,037	$—
Startup/organization expenses	74,799	725
Unrealized gain/loss	(309,780)	—
Total deferred tax assets	(219,944)	725
Valuation allowance	(74,799)	(725)
Deferred tax liability, net of allowance	$(294,743)	$—

The Company’s provision (benefit) for income taxes is as follows for the year ended December 31, 2023 and the period from June 14, 2022 (inception) through December 31, 2022:

	2023	2022
Federal
Current expense/(benefit)	$—	$—
Deferred expense/(benefit)	220,669	(725)
State and Local	—	—
Current	—	—
Deferred	—	—
Change in valuation allowance	74,074	725
Income tax provision expense/(benefit)	$294,743	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and the period from June 14, 2022 (inception) through December 31, 2022, the change in the valuation allowance was $74,074 and $725, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows for the year ended December 31, 2023 and the period from June 14, 2022 (inception) through December 31, 2022:

	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs warrants	0.0%	0.0%
Meals & entertainment	0.0%	0.0%
Valuation allowance	7.1%	0.0%
Effective tax rate	28.1%	21.0%